Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Among non-current assets	$ 106,693	$ 110,974
Among long-term liabilities	(3,395)	(2,985)
Net deferred tax assets	$ 103,298	$ 107,989